Description of Organization and Business Operations and Liquidity (Details)				3 Months Ended	6 Months Ended	12 Months Ended
	Apr. 03, 2023 USD ($) item	Jan. 06, 2023 USD ($) item $ / shares shares	Jan. 14, 2022 USD ($) $ / shares shares	Mar. 31, 2023 USD ($)	Jun. 30, 2023 USD ($) D $ / shares shares	Dec. 31, 2022 USD ($) item $ / shares shares	Jul. 09, 2023 USD ($)	Dec. 31, 2021 $ / shares
Description of Organization and Business Operations and Liquidity
Number of units issued | shares			11,500,000
Unit price | $ / shares			$ 10.10
Proceeds from issuance of units			$ 116,150,000
Number of shares of common stock to be issued | shares					250,000
Percentage of assets held in trust required					80.00%	80.00%
Percentage of post transaction ownership required					50.00%	50.00%
Common stock subject to possible redemption, redemption price per share | $ / shares					$ 10.10	$ 10.10
Minimum amount of net intangible assets					$ 5,000,001	$ 5,000,001
Percentage of shares subject to lockup provision					15.00%	15.00%
Percentage of commitment redemption					100.00%	100.00%
Maximum number of times for extension of the date by which the company has to consummate business combination | item		6
Additional extension period each time for the company to consummate business combination		1 month
Deposit into the Trust Account for each one-month extension		$ 10,000
Number of days from closing of IPO for shares redemption					10	10
Maximum amount of dissolution expenses					$ 100,000	$ 100,000
Share price per share | $ / shares		$ 10.20			$ 10.10	$ 10.10
Minimum net tangible assets upon consummation of the Business Combination	$ 50,000,000
Minimum Number of beneficial owners of its shares | item	300
Bank balance					$ 258,551	$ 809,481
Working capital deficit					$ 2,191,908	248,249
Common stock subject to possible redemption
Description of Organization and Business Operations and Liquidity
Proceeds from issuance of units						$ 115,000,000
Common stock subject to possible redemption, redemption price per share | $ / shares					$ 10.55	$ 10.20		$ 0
Number of shares redeemed | shares		10,729,779
Value of shares redeemed		$ 109,436,586		$ (109,436,586)
Subsequent event
Description of Organization and Business Operations and Liquidity
Payment of a nominal fee							$ 100
Share price per share | $ / shares		$ 10.20
Stockholders redeem total		$ 109,436,586
IPO
Description of Organization and Business Operations and Liquidity
Number of units issued | shares			10,000,000
Unit price | $ / shares			$ 10.00
Proceeds from issuance of units			$ 100,000,000
Number of shares in a unit | shares			1
Number of warrants in a unit | shares			1
Number of shares issuable per warrant (in shares) | shares			1
Exercise price of warrant | $ / shares			$ 11.50
Aggregate offering cost					$ 1,029,116	$ 1,029,116
Underwriters fees					500,000	500,000
Other offering cost					$ 529,116	$ 529,116
Percentage of marketing agreement fees payable					4.50%
Aggregate amount due to A.G.P					$ 5,175,000
Over-allotment Units
Description of Organization and Business Operations and Liquidity
Number of units issued | shares			1,500,000		1,500,000	1,500,000
Unit price | $ / shares			$ 10.00
Proceeds from issuance of units			$ 15,000,000
Private Placement
Description of Organization and Business Operations and Liquidity
Number of units issued | shares			361,000
Unit price | $ / shares			$ 10.00
Proceeds from issuance of units			$ 3,610,000
Number of shares in a unit | shares			1
Number of warrants in a unit | shares			1
Exercise price of warrant | $ / shares			$ 11.50
Private Placement | Western Acquisition Ventures Sponsor LLC
Description of Organization and Business Operations and Liquidity
Number of units issued | shares			15,000
Proceeds from issuance of units			$ 150,000